PROMISSORY NOTES - TEP Note (Details) - USD ($)	1 Months Ended						3 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2022	Oct. 31, 2022	Jul. 31, 2022	May 31, 2021	Dec. 31, 2019	Nov. 30, 2018	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Apr. 21, 2023	May 17, 2022	Dec. 31, 2015
Debt Instrument [Line Items]
Warrants granted (in shares)													123,333
Warrant exercise price (in usd per share)			$ 0.01										$ 28.146
Proceeds from issuance of bridge promissory note								$ 12,250,000	$ 0
Common stock, shares issued (in shares)	142,821							422,333		142,821		60,333
Number of shares to be issued upon conversion		592,857
Conversion price (in usd per share)		$ 7.00
Convertible promissory notes | TEP Note
Debt Instrument [Line Items]
Proceeds from issuance of bridge promissory note			$ 125,000	$ 500,000	$ 500,000
Principal amount of debt to be converted		$ 3,500,000
Amount of accrued interest to be converted		650,000
Long-term debt, gross		125,000									$ 3,500,000
Accrued interest		15,000		650,000							1,111,000
Long-term debt, including interest		$ 140,000
Payment of notes payable	$ 140,000
Conversion of convertible notes to common stock	4,150,000
Accrued interest forfeited	$ 863,000
Interest expense										$ 477,000	546,000
Private GRI
Debt Instrument [Line Items]
Warrants granted (in shares)			167		2,467	3,606
Warrant exercise price (in usd per share)			$ 1.89		$ 1.89	$ 1.89
Proceeds from issuance of bridge promissory note										$ 1,250,000	$ 0
Common stock, shares issued (in shares)	4,447,153									4,447,153	3,817,439
Number of shares to be issued upon conversion		22,172
Conversion price (in usd per share)		$ 187.18									$ 9.10
Conversion of convertible notes to common stock										$ 5,337,000	$ 0
Private GRI | Call Option
Debt Instrument [Line Items]
Common stock, shares issued (in shares)														5,674
Call option price (in usd per share)														$ 187.18
Private GRI | Convertible promissory notes | TEP Note
Debt Instrument [Line Items]
Debt instrument, face amount					$ 2,500,000	$ 5,000,000
Convertible notes interest rate (as a percent)						12.00%
Proceeds from issuance of bridge promissory note			$ 125,000	$ 500,000	$ 500,000	$ 2,500,000
Principal amount of debt to be converted		$ 3,500,000
Amount of accrued interest to be converted		650,000
Long-term debt, gross		125,000
Accrued interest		15,000
Long-term debt, including interest		$ 140,000
Payment of notes payable	$ 140,000
Conversion of convertible notes to common stock	4,150,000
Accrued interest forfeited	$ 863,000
Interest expense							$ 142,000		$ 352,000